Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net income	¥ 675,169	¥ 756,857	¥ 707,600
Other comprehensive income (loss), net of tax (Note 14)
Unrealized gain (loss) on securities	76,308	16,057	47,509
Unrealized gain (loss) on derivative instruments	2,903	(4,895)	(4,736)
Foreign currency translation adjustments	129,863	156,471	112,388
Pension liability adjustments	16,370	163,241	35,646
Other comprehensive income (loss)	225,444	330,874	190,807
Total comprehensive income (loss)	900,613	1,087,731	898,407
Less-Comprehensive income attributable to noncontrolling interests	209,281	214,360	211,564
Total comprehensive income (loss) attributable to NTT	¥ 691,332	¥ 873,371	¥ 686,843